Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We typically grant equity incentive awards to our Named Executive Officers annually. Our Personnel & Compensation Committee generally approves the annual equity incentive awards for Named Executive Officers at its meeting during the first quarter of each year. On occasion, the Personnel & Compensation Committee may grant equity incentive awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. While the Board and Personnel & Compensation Committee have discretionary authority to grant equity awards to our Named Executive Officers outside of the cycle described above, our Board and Personnel & Compensation Committee do not take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation. The Company has never awarded stock options (or similar awards).

Award Timing Method	Our Personnel & Compensation Committee generally approves the annual equity incentive awards for Named Executive Officers at its meeting during the first quarter of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Personnel & Compensation Committee generally approves the annual equity incentive awards for Named Executive Officers at its meeting during the first quarter of each year. On occasion, the Personnel & Compensation Committee may grant equity incentive awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. While the Board and Personnel & Compensation Committee have discretionary authority to grant equity awards to our Named Executive Officers outside of the cycle described above, our Board and Personnel & Compensation Committee do not take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false